Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023
Expenses
Schedule of net loss and expenses

	Six Months Ended December 31,
	2023	2022

	(In thousands of US Dollars)
Administrative and other expenses:
Share based payment expenses (1)	$750	$—
Legal and accounting expenses	3,781	1,050
Other expenses	954	268
	$5,485	$1,318
Gain/loss on derivative financial instruments:
Realised loss on Convertible Notes 3, 4 and 4, and Senior Convertible Notes issued to AgCentral (2)	$170,376	$—
Unrealised gain on Convertible Notes 3, 4 and 4, and Senior Convertible Notes issued to AgCentral	—	(5)
Unrealised gain on Promissory Note issued to EDF (2)	(4,666)	—
Unrealised gain on NETC Warrants (2)	(1,414)	—
	$164,296	$(5)
Finance costs:
Interest expense on Convertible Note 3 – AgCentral	$431	$449
Interest expense on Convertible Note 4 – AgCentral	506	459
Interest expense on Convertible Note 5 – AgCentral	58	61
Interest expense on Senior Convertible Notes – AgCentral & Nabors	309	—
Interest expense on Loans from shareholders – AgCentral	159	118
Interest expense on Promissory Note – EDF	43	—
Other	3	67
	$1,509	$1,154

(1) Refer to note 14 – Reserves for more details relating to share based payment expenses.

(2) Refer to note 16 – Financial Instruments – Fair values and financial risk management for further details.

	Year Ended June 30,
	2023	2022

	(In thousands of US Dollars)
Raw materials and consumables used:
Raw materials and consumables cost	$572	$205
Power and fuel expense	28	36
	600	241
Consultancy expenses:
Consulting – Corporate	926	760
Consulting – Projects	1,208	1,174
	2,134	1,934
Administrative and other expenses:
Legal and accounting expenses	7,151	1,163
Subscriptions, software and licences	239	137
Travelling expenses	253	84
Marketing expenses	111	58
Other expenses	326	176
	8,080	1,618
Employee benefits expenses:
Salaries and wages	2,554	2,412
Superannuation	242	215
Payroll tax	111	92
Employee entitlements – annual leave (AL)	42	15
Employee entitlements – long service leave (LSL)	34	22
Share-based payment	—	—
	$2,984	$2,756